GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill
	June 30,	December 31,
	2016	2015
	Unaudited

Goodwill, beginning of period	$30,844	$17,467
Revaluation (foreign currency exchange differences)	85	(207)
Acquisition	-	13,584

Goodwill, end of period	$30,929	$30,844

Schedule of Net Other Intangible Assets
	Weighted average amortization	June 30,	December 31,
	period	2016	2015
	(years)	Unaudited
Original amount:

Core technology	5.09	$13,384	$13,384
Customer relationships	6.86	1,981	1,981
Non-competition agreement	4	224	224

		15,589	15,589
Accumulated amortization:

Core technology		6,101	4,834
Customer relationships		1,469	1,371
Non-competition agreement		140	112

		7,710	6,317
Impairment of acquisition-related intangible assets (*)		2,132	-

Other intangible assets ,net:

Core technology		5,151	8,550
Customer relationships		512	610
Non-competition agreement		84	112

		$5,747	$9,272

Schedule of Other Intangible Assets Future Amortization Expense
Year ending December 31,

2016	$1,109
2017	1,845
2018	1,421
Thereafter	1,372

$5,747